Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of CENT Trust 2023-CITY, Commercial Mortgage Pass-Through Certificates, Series 2023-CITY. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Bank of America, National Association, BofA Securities, Inc., JPMorgan Chase Bank, National Association, J.P. Morgan Securities LLC and Siebert Williams Shank & Co., LLC (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On August 9, 2023, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From June 7, 2023 through August 9, 2023, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix

Member of Deloitte Touche Tohmatsu Limited

2

A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

August 9, 2023

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory notes A-1, A-2 and A-3 and draft deed of trust (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft upfront rollover reserve guaranty (the “Reserve Guaranty”);

Draft con-consolidation opinion letter (the “Non-Consolidation Opinion”);

Draft cash management agreement and draft deposit account control agreement (collectively, the “Cash Management Agreement”);

Draft collateral assignment of interest rate protection agreement (the “Cap Confirmation”);

Bloomberg ratings screenshot (“Bloomberg”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Underwritten rent roll (the “Rent Roll”);

CRE insurance risk analysis (the “Insurance Analysis”);

Phase I environmental report (the “Phase I Report”);

Seismic Risk Assessment (the “Seismic Report”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan / Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Rent Roll
14	Owned Collateral SF	Rent Roll
15	Total Property Occupancy Rate	Rent Roll
16	Owned Collateral Occupancy Rate	Rent Roll
17	Occupancy As of Date	Rent Roll
18	Mortgage Loan Per SF	Refer to calculation procedures
19	Total Debt Per SF	Refer to calculation procedures
20	Mortgage Loan Original Balance	Loan Agreement
21	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
22	Mezzanine Loan Original Balance	Not Applicable
23	Mezzanine Loan Cut-off Date Balance	Not Applicable
24	Subordinate Loan Original Balance	Not Applicable
25	Subordinate Loan Cut-off Date Balance	Not Applicable
26	Total Debt Original Balance	Refer to calculation procedures
27	Total Debt Cut-off Date Balance	Refer to calculation procedures
28	Loan Purpose	None - Company Provided
29	Sponsor	Loan Agreement
30	Carve-Out Guarantor(s)	Guaranty
31	Borrower	Loan Agreement
32	Title Type	None - Company Provided
33	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
34	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
35	Mortgage Loan Annual IO Debt Service At Cap	Refer to calculation procedures
36	Mezzanine Loan Monthly IO Payment	Not Applicable
37	Mezzanine Loan Annual IO Debt Service	Not Applicable
38	Mezzanine Loan Annual IO Debt Service At Cap	Not Applicable
39	Subordinate Loan Monthly IO Payment	Not Applicable

	Characteristic	Source Document
40	Subordinate Loan Annual IO Debt Service	Not Applicable
41	Subordinate Loan Annual IO Debt Service At Cap	Not Applicable
42	Total Debt Monthly IO Payment	Refer to calculation procedures
43	Total Debt Annual IO Debt Service	Refer to calculation procedures
44	Total Debt Annual IO Debt Service at Cap	Refer to calculation procedures
45	Monthly P&I Payment	Not Applicable
46	Annual P&I Debt Service	Not Applicable
47	Interest Accrual Method	Loan Agreement
48	Payment Date	Loan Agreement
49	Interest Accrual Start	Loan Agreement
50	Interest Accrual End	Loan Agreement
51	Mortgage Loan SOFR Assumption	None - Company Provided
52	Mortgage Loan SOFR Rounding Methodology	Not Applicable
53	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
54	Mortgage Loan Spread	Loan Agreement
55	Mortgage Loan SOFR Floor	Loan Agreement
56	Mortgage Loan SOFR Cap Strike Rate	Loan Agreement
57	Mortgage Loan SOFR Cap Expiration Date	None – Company Provided
58	Mortgage Loan SOFR Cap Provider	Cap Confirmation
59	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	Bloomberg
60	Grace Period (Late Fee)	Loan Agreement
61	Grace Period (Default)	Loan Agreement
62	IO Term (mos)	Refer to calculation procedures
63	Original Amortization Term	Refer to calculation procedures
64	Amortization Type	Loan Agreement
65	Origination Date	None – Company Provided
66	First Payment Date	None – Company Provided
67	Mortgage Loan Interest Rate	Refer to calculation procedures
68	Administrative Fee Rate	None - Company Provided
69	Net Interest Rate	Refer to calculation procedures
70	Mortgage Loan Interest Rate At Cap	Refer to calculation procedures
71	Original Loan Term (mos)	Refer to calculation procedures
72	Remaining Loan Term (mos)	Refer to calculation procedures
73	Seasoning	Refer to calculation procedures
74	Maturity Date	Loan Agreement
75	Extension Options	Loan Agreement
76	Extension Option Description	Loan Agreement
77	Fully Extended Maturity Datetotal	Loan Agreement

	Characteristic	Source Document
78	Mortgage Loan Balloon Balance	Refer to calculation procedures
79	Mezzanine Loan Balloon Balance	Not Applicable
80	Subordinate Loan Balloon Balance	Not Applicable
81	Total Debt Balloon Balance	Refer to calculation procedures
82	Defeasance Lockout Expiration Date	Loan Agreement
83	Open Period Begin Date	Loan Agreement
84	Prepay Description	None – Company Provided
85	Partial Release (Y/N)	Loan Agreement
86	Partial Release Description	Not Applicable
87	Appraisal Date	Appraisal Report
88	Appraisal Value	Appraisal Report
89	Cut-off Date Mortgage Loan LTV	Refer to calculation procedures
90	Maturity Date Mortgage Loan LTV	Refer to calculation procedures
91	Cut-off Date Total Debt LTV	Refer to calculation procedures
92	Maturity Date Total Debt LTV	Refer to calculation procedures
93	Third Most Recent NOI Date	Underwritten Financial Summary Report
94	Third Most Recent NOI	Underwritten Financial Summary Report
95	Second Most Recent NOI Date	Underwritten Financial Summary Report
96	Second Most Recent NOI	Underwritten Financial Summary Report
97	Most Recent NOI Date	Underwritten Financial Summary Report
98	Most Recent Description	Underwritten Financial Summary Report
99	Most Recent Revenue	Underwritten Financial Summary Report
100	Most Recent Expenses	Underwritten Financial Summary Report
101	Most Recent NOI	Underwritten Financial Summary Report
102	Most Recent NCF	Underwritten Financial Summary Report
103	Underwritten Effective Gross Income	Underwritten Financial Summary Report
104	Underwritten Expenses	Underwritten Financial Summary Report
105	Underwritten NOI	Underwritten Financial Summary Report
106	Underwritten Mortgage Loan IO NOI DSCR	Refer to calculation procedures
107	Underwritten Mortgage Loan IO NOI DSCR At Cap	Refer to calculation procedures
108	Underwritten Total Debt IO NOI DSCR	Refer to calculation procedures
109	Underwritten Total Debt IO NOI DSCR At Cap	Refer to calculation procedures
110	Underwritten Mortgage Loan NOI Debt Yield	Refer to calculation procedures
111	Underwritten Total Debt NOI Debt Yield	Refer to calculation procedures
112	Underwritten Replacement Reserve	Underwritten Financial Summary Report
113	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
114	Underwritten NCF	Underwritten Financial Summary Report
115	Underwritten Mortgage Loan IO NCF DSCR	Refer to calculation procedures
116	Underwritten Mortgage Loan IO NCF DSCR At Cap	Refer to calculation procedures

	Characteristic	Source Document
117	Underwritten Total Debt IO NCF DSCR	Refer to calculation procedures
118	Underwritten Total Debt IO NCF DSCR At Cap	Refer to calculation procedures
119	Underwritten Mortgage Loan NCF Debt Yield	Refer to calculation procedures
120	Underwritten Total Debt NCF Debt Yield	Refer to calculation procedures
121	Major Tenant 1	Rent Roll
122	Major Tenant 1 Sq. Ft.	Rent Roll
123	Major Tenant 1 Expiration	Rent Roll
124	Major Tenant 2	Rent Roll
125	Major Tenant 2 Sq. Ft.	Rent Roll
126	Major Tenant 2 Expiration	Rent Roll
127	Major Tenant 3	Rent Roll
128	Major Tenant 3 Sq. Ft.	Rent Roll
129	Major Tenant 3 Expiration	Rent Roll
130	Major Tenant 4	Rent Roll
131	Major Tenant 4 Sq. Ft.	Rent Roll
132	Major Tenant 4 Expiration	Rent Roll
133	Major Tenant 5	Rent Roll
134	Major Tenant 5 Sq. Ft.	Rent Roll
135	Major Tenant 5 Expiration	Rent Roll
136	Lockbox	Cash Management Agreement
137	Cash Management	Cash Management Agreement
138	Cash Management Springing Condition	Loan Agreement
139	Engineering Report Date	Engineering Report
140	Environmental Phase I Report Date	Phase I Report
141	Environmental Phase II Report Date	Not Applicable
142	Seismic Report Date	Seismic Report
143	PML %	Seismic Report
144	Terrorism Insurance	Insurance Analysis
145	Windstorm Insurance	Insurance Analysis
146	Earthquake Insurance	Insurance Analysis
147	Flood Insurance	Insurance Analysis
148	Ground Lease Expiration Date	Not Applicable
149	Ground Lessor	Not Applicable
150	Partial Defeasance	Loan Agreement
151	Partial Defeasance Description	Not Applicable
152	Future Debt Permitted (Y/N)	Loan Agreement
153	Future Debt Description	Not Applicable
154	Mezzanine Lender	Not Applicable
155	Mezzanine Loan Interest Accrual Method	Not Applicable
156	Mezzanine Loan Interest Rate	Not Applicable

	Characteristic	Source Document
157	Mezzanine Loan Interest Rate at Cap	Not Applicable
158	Mezzanine Loan Origination Date	Not Applicable
159	Mezzanine Loan SOFR Assumption	Not Applicable
160	Mezzanine Loan SOFR Rounding Methodology	Not Applicable
161	Mezzanine Loan Interest Rate Adjustment Frequency	Not Applicable
162	Mezzanine Loan Spread	Not Applicable
163	Mezzanine Loan SOFR Floor	Not Applicable
164	Mezzanine Loan SOFR Cap Strike Rate	Not Applicable
165	Mezzanine Loan SOFR Cap Expiration Date	Not Applicable
166	Mezzanine Loan SOFR Cap Provider	Not Applicable
167	Mezzanine Loan SOFR Cap Provider Rating (F/M/S)	Not Applicable
168	Subordinate Lender	Not Applicable
169	Subordinate Loan Interest Accrual Method	Not Applicable
170	Subordinate Loan Interest Rate	Not Applicable
171	Subordinate Loan Interest Rate at Cap	Not Applicable
172	Subordinate Loan Origination Date	Not Applicable
173	Subordinate Loan SOFR Assumption	Not Applicable
174	Subordinate Loan SOFR Rounding Methodology	Not Applicable
175	Subordinate Loan Interest Rate Adjustment Frequency	Not Applicable
176	Subordinate Loan Spread	Not Applicable
177	Subordinate Loan SOFR Floor	Not Applicable
178	Subordinate Loan SOFR Cap Strike Rate	Not Applicable
179	Subordinate Loan SOFR Cap Expiration Date	Not Applicable
180	Subordinate Loan SOFR Cap Provider	Not Applicable
181	Subordinate Loan SOFR Cap Provider Rating (F/M/S)	Not Applicable
182	Total Debt Spread	Refer to calculation procedures
183	Total Debt Interest Rate	Refer to calculation procedures
184	Total Debt Interest Rate at Cap	Refer to calculation procedures
185	Non-Consolidation Opinion	Non-Consolidation Opinion
186	Independent Director	Loan Agreement
187	SPE	Loan Agreement
188	Real Estate Tax Escrow - Initial	Loan Agreement
189	Real Estate Tax Escrow - Ongoing	Loan Agreement
190	Real Estate Tax Escrow - Springing Condition	Loan Agreement
191	Insurance Escrow - Initial	Loan Agreement
192	Insurance Escrow - Ongoing	Loan Agreement
193	Insurance Escrow - Springing Condition	Loan Agreement

	Characteristic	Source Document
194	Replacement Reserve Escrow - Initial	Loan Agreement
195	Replacement Reserve Escrow - Ongoing	Loan Agreement
196	Replacement Reserve Escrow - Springing Condition	Loan Agreement
197	Immediate Repairs Escrow - Initial	Loan Agreement
198	Immediate Repairs Escrow – Ongoing	Loan Agreement
199	Rollover Escrow – Initial	Loan Agreement/Reserve Guaranty
200	Rollover Escrow – Ongoing	Loan Agreement
201	Rollover Reserve Escrow – Springing Condition	Loan Agreement
202	Other Escrow Required	Loan Agreement
203	Other Escrow 1 -Description	Loan Agreement
204	Other Escrow 1 -Initial	Loan Agreement
205	Other Escrow 1 - Ongoing	Loan Agreement
206	Other Escrow 1 - Springing Condition	Loan Agreement
207	Other Escrow 2 - Description	Not Applicable
208	Other Escrow 2 -Initial	Not Applicable
209	Other Escrow 2 - Ongoing	Not Applicable
210	Other Escrow 2 - Springing Condition	Not Applicable

Calculation Procedures

With respect to Characteristic 18, we recomputed the Mortgage Loan Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 19, we recomputed the Total Debt Per SF by dividing the (i) Total Debt Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 21, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 26, we recomputed the Total Debt Original Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 27, we recomputed the Total Debt Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 33, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 34, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Monthly IO Payment and (b) twelve.

With respect to Characteristic 35, we recomputed the Mortgage Loan Annual IO Debt Service At Cap as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate At Cap and (c) a fraction equal to 365/360.

With respect to Characteristic 42, we recomputed the Total Debt Monthly IO Payment by dividing (i) the product of (a) the Total Debt Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 43, we recomputed the Total Debt Annual IO Debt Service as the product of (a) the Total Debt Monthly IO Payment and (b) twelve.

With respect to Characteristic 44, we recomputed the Total Debt Annual IO Debt Service At Cap as the product of (a) the Total Debt Cut-off Date Balance, (b) the Mortgage Loan Interest Rate At Cap and (c) a fraction equal to 365/360.

With respect to Characteristic 62, we recomputed the IO Term (mos) as being equal to the Mortgage Loan Original Loan Term (mos).

With respect to Characteristic 63, we recomputed the Original Amortization Term as the difference between the Original Loan Term (mos) and IO Term (mos).

With respect to Characteristic 67, we recomputed the Mortgage Loan Interest Rate as the sum of (a) the Mortgage Loan SOFR Assumption and (b) the Mortgage Loan Spread.

With respect to Characteristic 69, we recomputed the Net Interest Rate as the difference of (a) the sum of (i) the Mortgage Loan SOFR Assumption and (ii) the Mortgage Loan Spread and (b) the Administrative Fee Rate.

With respect to Characteristic 70, we recomputed the Mortgage Loan Interest Rate at Cap as the sum of (a) the Mortgage Loan SOFR Cap Strike Rate and (b) the Mortgage Loan Spread.

With respect to Characteristic 71, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 72, we recomputed the Remaining Loan Term (mos) as the difference between (a) the Original Loan Term (mos) and (b) the Seasoning.

With respect to Characteristic 73, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of August 1, 2023 (the “Cut-off Date.”).

With respect to Characteristic 78, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 81, we recomputed the Total Debt Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 89, we recomputed the Cut-off Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 90, we recomputed the Maturity Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 91, we recomputed the Cut-off Date Total Debt LTV by dividing the (i) Total Debt Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 92, we recomputed the Maturity Date Total Debt LTV by dividing the (i) Total Debt Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 106, we recomputed the Underwritten Mortgage Loan IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 107, we recomputed the Underwritten Mortgage Loan IO NOI DSCR At Cap by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service At Cap.

With respect to Characteristic 108, we recomputed the Underwritten Total Debt IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 109, we recomputed the Underwritten Total Debt IO NOI DSCR At Cap by dividing the (i) Underwritten NOI by (ii) Total Debt Annual IO Debt Service At Cap.

With respect to Characteristic 110, we recomputed the Underwritten Mortgage Loan NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-Off Date Balance.

With respect to Characteristic 111, we recomputed the Underwritten Total Debt NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Total Debt Cut-Off Date Balance.

With respect to Characteristic 115, we recomputed the Underwritten Mortgage Loan IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 116, we recomputed the Underwritten Mortgage Loan IO NCF DSCR At Cap by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service At Cap.

With respect to Characteristic 117, we recomputed the Underwritten Total Debt IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 118, we recomputed the Underwritten Total Debt IO NCF DSCR At Cap by dividing the (i) Underwritten NCF by (ii) Total Debt Annual IO Debt Service At Cap.

With respect to Characteristic 119, we recomputed the Underwritten Mortgage Loan NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-Off Date Balance.

With respect to Characteristic 120, we recomputed the Underwritten Total Debt NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Total Debt Cut-Off Date Balance.

With respect to Characteristic 182, we recomputed the Total Debt Spread as being equal to the Mortgage Loan Spread.

With respect to Characteristic 183, we recomputed the Total Debt Interest Rate as the sum of (a) the Mortgage Loan SOFR Assumption and (b) the Total Debt Spread.

With respect to Characteristic 184, we recomputed the Total Debt Interest Rate at Cap as the sum of (a) the Mortgage Loan SOFR Cap Strike Rate and (b) the Total Debt Spread.